Accrued Expenses (Details) - Schedule of Accrued Expenses - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Salary and wages	$ 1,106	$ 1,135
Provision operating expenses	414	736
Benefits	790	650
Franchise tax	84	110
Total accrued expenses	$ 2,394	$ 2,631